UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Greystone Investment Management, LLC
Address: 3805 Edwards Road
         Suite 180
         Cincinnati, OH  45209

13F File Number:  28-10016

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Ruth Wesner Adams
Title:     Chief Operating Officer
Phone:     513-731-8444

Signature, Place, and Date of Signing:

     /s/ Ruth Wesner Adams     Cincinnati, OH     April 24, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     42

Form13F Information Table Value Total:     $151,716 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALCON INC                      COM SHS          H01301102     6075    66825 SH       Sole                    66825        0        0
AMERICAN EXPRESS CO            COM              025816109     3769   276516 SH       Sole                   276516        0        0
BANK OF NEW YORK MELLON CORP   COM              064058100      283    10000 SH       Sole                    10000        0        0
BERKSHIRE HATHAWAY INC DEL     CL A             084670108      867       10 SH       Sole                       10        0        0
BERKSHIRE HATHAWAY INC DEL     CL B             084670207     9233     3274 SH       Sole                     3274        0        0
BP PLC                         SPONSORED ADR    055622104      321     8000 SH       Sole                     8000        0        0
Canadian Oil Sands Tr          Foreign Equity   13642L100     9567   497080 SH       Sole                   497080        0        0
Cheung Kong Hldgs Limited Adr  ADR              166744201      414    48095 SH       Sole                    48095        0        0
Cheung Kong Holdings Limited   Foreign Equity   Y13213106     4868   574000 SH       Sole                   574000        0        0
COCA COLA CO                   COM              191216100      391     8896 SH       Sole                     8896        0        0
COMCAST CORP NEW               CL A SPL         20030N200     5903   458667 SH       Sole                   458667        0        0
COSTCO WHSL CORP NEW           COM              22160K105     5509   118930 SH       Sole                   118930        0        0
DEVON ENERGY CORP NEW          COM              25179M103     7503   167897 SH       Sole                   167897        0        0
DISNEY WALT CO                 COM DISNEY       254687106      599    33000 SH       Sole                    33000        0        0
ENCANA CORP                    COM              292505104      676    16656 SH       Sole                    16656        0        0
EXXON MOBIL CORP               COM              30231G102      933    13700 SH       Sole                    13700        0        0
GENERAL ELECTRIC CO            COM              369604103      382    37756 SH       Sole                    37756        0        0
Hang Lung Properties Ltd       Foreign Equity   Y30166105     7366  3095000 SH       Sole                  3095000        0        0
Heineken Holdings Shs          Foreign Equity   N39338194     4292   181900 SH       Sole                   181900        0        0
Henderson Land Dev Co Ltd      Foreign Equity   Y31476107     6818  1818000 SH       Sole                  1818000        0        0
Henderson Ld Dev Ltd           ADR              425166303      209    55010 SH       Sole                    55010        0        0
HERSHEY CO                     COM              427866108      330     9500 SH       Sole                     9500        0        0
INTEL CORP                     COM              458140100     5370   357289 SH       Sole                   357289        0        0
JOHNSON & JOHNSON              COM              478160104     8348   158712 SH       Sole                   158712        0        0
KRAFT FOODS INC                CL A             50075N104     4061   182195 SH       Sole                   182195        0        0
LABORATORY CORP AMER HLDGS     COM NEW          50540R409    10908   186487 SH       Sole                   186487        0        0
LEGG MASON INC                 COM              524901105      428    26935 SH       Sole                    26935        0        0
Longleaf Partners Fund N/L     Mutual Funds     543069108      522    33956 SH       Sole                    33956        0        0
MEDTRONIC INC                  COM              585055106     4732   160575 SH       Sole                   160575        0        0
MERCK & CO INC                 COM              589331107      501    18738 SH       Sole                    18738        0        0
MICROSOFT CORP                 COM              594918104     5678   309090 SH       Sole                   309090        0        0
Mitsubishi Estate Ltd Adr      ADR              606783207     3912    35060 SH       Sole                    35060        0        0
Nestle S A Sponsored Adr       ADR              641069406     8324   245963 SH       Sole                   245963        0        0
PROCTER & GAMBLE CO            COM              742718109     7040   149507 SH       Sole                   149507        0        0
ROYAL DUTCH SHELL PLC          SPONS ADR A      780259206      833    18800 SH       Sole                    18800        0        0
SCHLUMBERGER LTD               COM              806857108      427    10500 SH       Sole                    10500        0        0
THERMO FISHER SCIENTIFIC INC   COM              883556102     4386   122950 SH       Sole                   122950        0        0
VANGUARD INDEX FDS             STK MRK ETF      922908769      767    19370 SH       Sole                    19370        0        0
Vanguard Total Intl Index      Mutual Funds     921909602      447    47626 SH       Sole                    47626        0        0
WASHINGTON FED INC             COM              938824109      700    52635 SH       Sole                    52635        0        0
WELLS FARGO & CO NEW           COM              949746101     4124   289630 SH       Sole                   289630        0        0
XTO ENERGY INC                 COM              98385X106     3900   127375 SH       Sole                   127375        0        0